Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nonoperating Income (Expense) [Abstract]
Pension non-service cost	$ (13,643)	$ (10,920)	$ (3,794)
Gain on Sale of Investments	16,727	0	0
Other Nonoperating Income (Loss), Revaluation On Investments	4,100	8,281	0
Impairment of investment	0	(3,692)	(7,807)
Capital gain	224	88	152
Other income, net	$ 7,408	$ (6,243)	$ (11,449)